Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue	$ 14,402,329	$ 25,116,139	$ 15,821,980
Cost of revenues	654,979	729,752	380,072
Gross profit	13,747,350	24,386,387	15,441,908
Operating expenses
Selling and marketing expenses	576,526	371,383	245,246
General and administrative expenses	11,664,394	3,169,855	1,348,862
Research & Development Expense	3,512,512	92,683
Donation expenses		148,108	301,101
Total Operating expenses	15,753,432	3,782,029	1,895,209
(Loss) Income from operations	(2,006,082)	20,604,358	13,546,699
Other income (expense)
Interest income on bank deposit	16,182	13,600	1,273
Loss on disposal of a subsidiary	(2,062,155)
Other expenses	(510,200)	(7,058)	(517)
Interest income from loans to third parties	6,465,042	4,070,600	2,794,134
Impairment loss on loans to third parties and property and equipment	(7,423,651)
Total other (expense) income, net	(3,514,782)	4,077,142	2,794,890
(Loss) income before income tax expense	(5,520,864)	24,681,499	16,341,589
Income tax (benefit) expense	(1,702,127)	633,315	2,452,822
Net (loss) income	(3,818,737)	24,048,184	13,888,767
Other comprehensive (loss) income
Foreign currency translation (loss) income	(2,415,919)	2,382,488	(1,468,548)
Comprehensive (loss) income	$ (6,234,656)	$ 26,430,672	$ 12,420,219
Weighted average number of shares, basic and diluted	22,114,188	20,880,706	20,000,000
Basic and diluted (loss) earnings per share	$ (0.17)	$ 1.15	$ 0.69